Earnings Per Share (Details) - USD ($)	6 Months Ended	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2017	Dec. 16, 2016	Nov. 23, 2016
Basic earnings per share [Abstract]
Profit/(Loss) for the period attributable to owners of the Company	$ (398,874)	$ (382,605)
Weighted-average number of common shares (in shares)		3,793,275
Basic earnings per share (in dollars per share)	$ (0.1052)	$ (0.1009)
Diluted earnings per share [Abstract]
Profit/(Loss) for the period attributable to owners of the Company	$ (398,874)	$ (382,605)
Weighted-average number of common shares (diluted) (in shares)		3,793,275
Diluted earnings per share (in dollars per share)	$ (0.1052)	$ (0.1009)
Number of private placement warrants excluded from the calculation of diluted shares (in shares)		3,356,413
Initial Public Offering [Member]
Earnings per Share [Abstract]
Units sold excluded from the calculation of basic and diluted shares (in shares)				15,000,000
Over-Allotment [Member]
Earnings per Share [Abstract]
Units sold excluded from the calculation of basic and diluted shares (in shares)			173,100